Commitments (Details) - Schedule of future minimum payments under non-cancelable operating leases	Dec. 31, 2020 USD ($)
Schedule of future minimum payments under non-cancelable operating leases [Abstract]
2021	$ 646,930
2022	209,556
2023	3,736
Total future minimum payments	$ 860,222